Financial instruments - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jul. 27, 2022 USD ($)
Currency risk [member] | US Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 21,931,037	R$ 16,395,350
Financial liabilities		(64,925,164)	(78,233,239)
Net Financial Assets (Liabilities)		(42,994,127)	(61,837,889)
Currency risk [member] | US Dollars | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1,625,011)	(1,200,975)
Currency risk [member] | US Dollars | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(61,304,673)	(71,901,265)
Currency risk [member] | US Dollars | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(127,598)	(150,121)
Currency risk [member] | US Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1,867,882)	(4,980,878)
Currency risk [member] | US Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,432,557	5,149,219
Currency risk [member] | US Dollars | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,378,277	2,811,914
Currency risk [member] | US Dollars | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets		5,049,609	5,393,033
Currency risk [member] | US Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 3,070,594	R$ 3,041,184
Selling transactions in the futures markets | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon		24 years
Cerrado Project Investments
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	36 years
Maximum Amount of Investment | $	$ 1,000,000			$ 1,500,000